EQ ADVISORS TRUSTSM

EQ/HIGH YIELD BOND PORTFOLIO

SUPPLEMENT DATED AUGUST 14, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013

This Supplement updates information contained in the Summary Prospectus dated May 1, 2013 of the EQ/High Yield Bond Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with a corrected Annual Portfolio Operating Expense Table for the EQ/High Yield Bond Portfolio.

*****

As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, June 21, 2013 and August 14, 2013; and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented May 1, 2013, July 26, 2013 and August 14, 2013, and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

* * * * *

The table in the section of the Prospectus entitled “Fees and Expenses of the Portfolio” under the heading “Annual Portfolio Operating Expenses” is hereby deleted in its entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/High Yield Bond Portfolio	Class IB Shares	*
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.32%

*Based on estimated amounts for the current fiscal year.

*****